INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Schedule of components of current and deferred income tax expense (income)
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2023	2022	2021
Income tax expense
Current tax
Current tax on profit for the year	(5,343)	(3,761)	(97)
Adjustments for current tax of prior periods	241	(9)	96
Total current tax expense	(5,102)	(3,770)	(1)

Deferred income tax
Deferred tax on profit for the year	6,639	2,581	(8,196)
Adjustments for deferred tax of prior periods	(73)	(124)	1,115
Total deferred tax expense	6,566	2,457	(7,081)
Income tax expense	1,464	(1,313)	(7,082)

Schedule of reconciliation of statutory income tax rate with effective income tax rate	The following table reconciles the tax credit (expense) at the statutory rate to actual credit (expense) for the year in the consolidated income statement:

Amounts in US$ ‘000	2023	2022	2021
Reconciliation of tax charge
Profit, (loss) before taxation	(12,012)	14,987	23,078
Profit, (loss) multiplied by standard rate of tax in The Netherlands	3,099	(3,866)	(5,770)

Effects of:
Tax rate in other jurisdictions	1,123	554	307
Non-taxable income	6	2,680	370
Non deductible expenses	(266)	(7)	(99)
Share based payments	(2,022)	(531)	(2,475)
Adjustments of prior periods	168	15	655
Change in statutory applicable tax rate	—	(1)	555
Other	(644)	(157)	(625)
Income tax credit (expense) for the year	1,464	(1,313)	(7,082)

Schedule of balances of net deferred tax assets (liabilities)
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2023	2022
Total deferred tax assets	37,863	29,211
Total deferred tax liabilities	(8,102)	(6,238)
Total net deferred tax assets /(liabilities)	29,761	22,973

Schedule of significant components and annual movements of deferred income tax assets and liabilities
The significant components and annual movements of deferred income tax assets as of December 31, 2023 and December 31, 2022 are as follows:

Amounts in $ ‘000	2023	2022
Intangible assets	2,183	9,876
Lease liabilities	7,063	7,042
Accruals	4,151	2,026
Unrealized profit in inventory	8,453	3,176
Other	3,484	3,545
Tax losses	12,529	3,546
Total deferred tax assets	37,863	29,211

Amounts in $ ‘000	Intangible assets	Lease liabilities	Accruals	Unrealized profit in inventory	Other	Tax losses	Total
At January 1, 2022	10,493	3,795	2,289	—	2,672	7,776	27,025
(Charged)/credited
- to profit or loss	—	3,431	(263)	3,139	607	(3,814)	3,100
- other movement	—	—	—	—	(28)	—	(28)
- to accumulated deficit	—	—	—	—	337	—	337
- currency translation	(617)	(184)	—	37	(43)	(416)	(1,223)
At December 31, 2022	9,876	7,042	2,026	3,176	3,545	3,546	29,211
(Charged)/credited
- to profit or loss	(7,806)	(177)	2,103	5,077	566	8,702	8,465
- other movement	—	(19)	22	—	(192)	—	(189)
- to accumulated deficit	—	—	—	—	(457)	—	(457)
- currency translation	113	217	—	200	22	281	833
At December 31, 2023	2,183	7,063	4,151	8,453	3,484	12,529	37,863
The component and annual movement of deferred income tax liabilities as of December 31, 2023 and December 31, 2022 are as follows:

Amounts in $ ‘000	2023	2022
Tangible fixed assets	(4,865)	(6,238)
Other liabilities	(3,237)	—
Total deferred tax liabilities	(8,102)	(6,238)

Amounts in $ ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2022	(4,149)	(1,660)	(5,809)
(Charged)/credited
- to profit or loss	(2,302)	1,660	(642)
- other movement	28	—	28
- currency translation	185	—	185
At December 31, 2022	(6,238)	—	(6,238)
(Charged)/credited
- to profit or loss	1,516	(3,414)	(1,898)
- other movement	13	178	191
- currency translation	(156)	(1)	(157)
At December 31, 2023	(4,865)	(3,237)	(8,102)